Restructuring Charges (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 1,719,804	$ 2,174,251	$ 790,438
Allocated stock-based compensation	$ (1,406,131)	$ (920,799)	(4,012,585)	$ (7,504,316)
Restructuring Reserve			262,000
Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring charges			1,100,000
Allocated stock-based compensation			125,000
Impaired Long-Lived Assets
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 485,000